NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Table)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of basic and diluted earnings per share
	Three Months Ending December 31,
	2021	2020
Convertible preferred stock	48,000	16,280,397
Stock options	2,866,319	2,583,697
Stock warrants	7,138,485	7,523,841
Total	10,052,804	26,387,935
	Six Months Ending December 31,
	2021	2020
Convertible preferred stock	48,000	16,280,397
Stock options	2,884,718	2,610,070
Stock warrants	7,193,391	7,118,741
Total	10,126,109	26,009,208

	2021	2020
Convertible preferred stock	48,000	12,294,001
Stock payables	588,354	1,664,000
Stock options	2,766,467	2,453,486
Stock warrants	7,248,702	6,901,474
Total	10,651,523	23,312,961
June 30, 2020

Net income from discontinued operations	$6,319,000

Weighted average common shares outstanding	15,423,655
Incremental shares from the:
Conversion of preferred stock Series A	48,000
Conversion of preferred stock Series B	594,048
Conversion of preferred stock Series C	12,148,653
Conversion of preferred stock Series D	5,214,411
Stock payable	1,664,000
assumed exercise of dilutive stock options	2,453,486
assumed exercise of dilutive stock warrants	6,901,474
Lock-Up Agreements - common stock equivalents	(5,711,111)
Dilutive potential common shares	38,736,616

Net earnings per share from discontinued operations:
Basic	$0.41
Diluted	$0.16